Fair Value Measurements (Narrative) (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in earnings in Level 3 fair value category	$ 0	$ 0	$ 0	$ 0
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in earnings in Level 3 fair value category				$ 0
Dominion Energy Gas Holdings, LLC | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net changes in assets and liabilities measured at fair value on recurring basis	$ 0	$ 0	$ 0